CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Cash Flows From Operating Activities:
Net income (loss)	$ 424,527	$ 244,153
Adjustments to reconcile net income (loss) to net cash flows from operating activities:
Depreciation and amortization	115,242	135,085
Realized and unrealized losses (gains) on investments	2,600
Non-cash, stock-based compensation	7,676	6,953
Deferred tax expense (benefit)	(14,548)	(13,519)
Allowance for credit losses and allowance for doubtful accounts, respectively	(8,940)	19,526
Other, net	3,719	4,804
Changes in current assets and current liabilities, net	32,499	137,511
Net cash flows from operating activities	562,775	534,513
Cash Flows From Investing Activities:
(Purchases) Sales and maturities of marketable investment securities, net	83,596	(60,543)
Purchases of property and equipment	(49,802)	(75,421)
Other, net	2,200	2,017
Net cash flows from investing activities	35,994	(133,947)
Cash Flows From Financing Activities:
Repurchases of senior notes	(205,354)
Early debt extinguishment	(2,517)
Advances to affiliates		(82,415)
Repayment of long-term debt and finance lease obligations	(13,251)	(11,452)
Net cash flows from financing activities	(221,122)	(93,867)
Net increase (decrease) in cash, cash equivalents, restricted cash and cash equivalents	377,647	306,699
Cash, cash equivalents, restricted cash and cash equivalents, beginning of period (Note 4)	1,296,732	78,103
Cash, cash equivalents, restricted cash and cash equivalents, end of period (Note 4)	$ 1,674,379	$ 384,802